Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash and cash equivalents	$ 6,298,869	$ 5,158,223	$ 2,717,745
Accounts receivable	227,316	183,612	291,900
Prepaid expenses	231,668	103,403	18,856
Deferred offering cost	37,500
Total current assets	6,795,353	5,445,238	3,028,501
Right of use assets – operating lease	140,295	196,141	75,557
Long-term prepaids	59,583	59,583	27,720
Property and equipment, net	54,033	75,327	18,256
Total assets	7,049,264	5,776,289	3,150,034
Current liabilities:
Accounts payable & accrued liabilities	624,792	566,780	222,753
Operating lease liabilities – current	82,166	109,556	29,393
Income tax payable	514,853	309,043
Total current liabilities	2,634,088	2,268,600	1,299,254
Operating lease liabilities – non current	49,130	89,729	44,406
Total liabilities	2,683,218	2,358,329	1,343,660
Shareholders’ equity:
Preferred stock value	54	54	54
Common stock value	3,519	3,519	3,519
Subscription receivable			(48,718)
Treasury stock value	(60,395)	(60,395)	(60,395)
Additional paid-in capital	11,901,231	11,901,231	11,901,231
Accumulated deficit	(7,478,363)	(8,426,449)	(9,990,987)
Accumulated other comprehensive income			1,670
Total shareholders’ equity	4,366,046	3,417,960	1,806,374
Total liabilities and shareholders’ equity	7,049,264	5,776,289	3,150,034
Related Party
Current liabilities:
Due to related party	$ 1,412,277	$ 1,283,221	$ 1,047,108